Note 15 - Other Current Liabilities - Other Current Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Accrued personnel expenses		$ 10,472	$ 6,919
Trading liability (1)	[1]		500
Unsettled trades (1)	[1]		335
Customer deposits		2,694
Other current liabilities		1,976	1,947
Total		$ 15,142	$ 9,701

[1]	See Note 16 for additional information.